Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Information
Schedule of the Company's operating segment results

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Facility-Based Physician Services
Net revenue	$605,105	$485,936	$1,729,158	$1,403,792
Segment Adjusted EBITDA	82,032	68,750	218,767	189,231
Medical Transportation Services
Net revenue	350,783	334,875	1,014,309	1,024,411
Segment Adjusted EBITDA	39,623	34,690	109,843	102,105
Total
Total net revenue	955,888	820,811	2,743,467	2,428,203
Total Segment Adjusted EBITDA — Corporation	121,655	103,440	328,610	291,336
Other operating income (expenses) — Holding	15	—	(73)	—
Total Segment Adjusted EBITDA — Holding	121,670	103,440	328,537	291,336
Reconciliation of Adjusted EBITDA to Net Income
Segment Adjusted EBITDA — Corporation	$121,655	$103,440	$328,610	$291,336
Depreciation and amortization expense	(35,175)	(30,592)	(104,552)	(91,844)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Equity-based compensation expense	(1,062)	(1,062)	(3,186)	(3,186)
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Interest expense	(39,131)	(41,322)	(117,959)	(126,288)
Realized gain on investments	158	5	276	366
Interest and other (expense) income	(52)	937	(13,022)	1,340
Loss on early debt extinguishment	—	(1,561)	(122)	(6,733)
Income tax expense	(9,816)	(11,448)	(27,782)	(21,952)
Equity in earnings of unconsolidated subsidiary	68	90	230	304
Net income — Corporation	$14,717	$15,209	$34,396	$28,842
Adjustments for Holding:
Other operating income (expenses)	15	—	(73)	—
Loss on early debt extinguishment	(29,519)	—	(29,519)	—
Interest expense	(7,641)	—	(30,567)	—
Income tax benefit	14,765	—	23,850	—
Net (loss) income — Holding	$(7,663)	$15,209	$(1,913)	$28,842

Table 1
Schedule of reconciliation of Segment Adjusted EBITDA to cash flows provided by operating activities

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Segment Adjusted EBITDA — Corporation	$121,655	$103,440	$328,610	$291,336
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Interest expense (less deferred loan fee amortization)	(35,303)	(37,328)	(106,644)	(113,923)
Payment of dissenting shareholder settlement	—	—	(13,717)	—
Change in accounts receivable	(69,716)	(25,547)	(126,237)	(68,376)
Change in other operating assets/liabilities	65,738	36,606	51,038	51,474
Excess tax benefits from equity-based compensation	—	—	(3,168)	—
Interest and other income (expense)	(52)	937	(13,022)	1,340
Income tax benefit (expense), net of change in deferred taxes	(9,729)	31,491	(25,538)	21,194
Other	89	(205)	775	703
Cash flows provided by operating activities - Corporation	$50,754	$106,116	$64,000	$169,247
Adjustments for Holding:
Other operating income (expenses)	15	—	(73)	—
Interest expense (less deferred loan fee amortization)	(6,936)	—	(27,749)	—
Change in accounts receivable	(1,827)	—	(269)	—
Change in other operating assets/liabilities	(25,050)	—	(36,209)	—
Income tax benefit, net of change in deferred taxes	14,766	—	25,925	—
Cash flows provided by operating activities — Holding	$31,722	$106,116	$25,625	$169,247

Table 2
Schedule of reconciliation of segment assets to total assets		Table 3
Schedule of reconciliation of segment capital expenditures to total capital expenditures		Table 4